Income Taxes	12 Months Ended
Dec. 31, 2018
Disclosure of income tax explanatory [Abstract]
Disclosure of income tax [text block]
36.	Income Taxes

According to the amendment to the ROC Income Tax Act enacted on February 7, 2018, an increase in the corporate income tax rate from 17% to 20% is applicable to AUO and its domestic subsidiaries starting from fiscal year 2018 and beyond. In addition, the tax rate for 2018 undistributed earnings was reduced from
10
% to
5
%.

The Company cannot file a consolidated tax return under local regulations. Therefore, AUO and its subsidiaries calculate their income taxes liabilities individually on a stand-alone basis using the enacted tax rates in their respective tax jurisdictions.

(a)	The components of income tax expense (benefit) for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Current income tax expense (benefit):
Current year	$1,601,384	3,719,483	1,444,698
Adjustment to prior years and others	879,337	246,264	(1,772,898)
	2,480,721	3,965,747	(328,200)

Deferred tax expense (benefit):
Temporary differences	(98,137)	(1,271,415)	(632,785)
Investment tax credit and tax losses carryforwards	49,961	(3,819,489)	1,998,662
Effect of changes in statutory income tax rate	-	-	(715,303)
	(48,176)	(5,090,904)	650,574
Total income tax expense (benefit)	$2,432,545	(1,125,157)	322,374

(b)	Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the years ended December 31,
	2016	2017	2018
	(in thousands)
Items that will never be reclassified to profit or loss:
Remeasurement of defined benefit obligations	$-	(155,930)	(38,908)
Items that are or may be reclassified subsequently to profit or loss:
Foreign operations – foreign currency translation differences	$(230,202)	(316,372)	(191,809)

(c)
Reconciliation of the expected income tax expense (benefit) calculated based on the ROC statutory income tax rate compared with the actual income tax expense (benefit) as reported in the consolidated statements of comprehensive income for the years ended December 31, 2016, 2017 and 2018, was as follows:

	For the years ended December 31,
	2016		2017		2018
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit before income taxes		$11,185,902		$39,363,606		$11,216,151
Income tax expense at AUO’s statutory tax rate	17.00%	1,901,603	17.00%	6,691,813	20.00%	2,243,230
Effect of different subsidiaries income tax rate	2.55%	285,661	0.89%	348,192	(4.32)%	(484,055)
Share of profit (loss) of equity-accounted subsidiaries	(3.86)%	(432,163)	(1.80)%	(708,417)	7.09%	795,459
Effect of changes in statutory income tax rate	-	-	-	-	(6.38)%	(715,303)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	(9.76)%	(1,091,327)	(27.04)%	(10,645,339)	1.24%	138,969
Net of non-taxable income and non-deductible expense	2.47%	275,706	0.61%	241,265	(0.96)%	(108,166)
Loss (gain) from domestic long-term investment	(1.51)%	(168,484)	1.16%	457,275	(0.70)%	(78,791)
Tax on undistributed earnings, net	6.84%	765,419	7.59%	2,987,763	2.89%	323,559
Adjustments to prior year	8.01%	895,861	(1.34)%	(528,662)	(15.81)%	(1,772,898)
Others	-	269	0.08%	30,953	(0.18)%	(19,630)
Income tax expense (benefit)		$2,432,545		$(1,125,157)		$322,374
Effective tax rate	21.74%		(2.85)%		2.87%

The above reconciliation is prepared based on each individual entity of the Company and presented on an aggregate basis.

During the year ended December 31, 2017, the Company has utilized previously unrecognized tax losses carryforwards in current year amounting to $7,494,191 thousand and recognized deferred tax assets arising from tax losses carryforwards of $3,878,233 thousand that are expected to be utilized in future periods.

(d)	The components of deferred tax assets and liabilities were as follows:

	Deferred tax assets		Deferred tax liabilities		Total
	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018
	(in thousands)
Investment tax credits	$656,480	542,115	-	-	656,480	542,115
Tax losses carryforwards	3,942,012	2,760,163	-	-	3,942,012	2,760,163
Unrealized loss and expenses	284,084	310,192	(61,345)	(5,556)	222,739	304,636
Inventories write-down	644,887	1,027,680	-	-	644,887	1,027,680
Foreign investment gains under the equity method	-	-	(890,153)	(1,049,091)	(890,153)	(1,049,091)
Remeasurement of defined benefit plans	155,930	194,838	-	-	155,930	194,838
Foreign operations – foreign currency translation differences	279,517	426,333	(44,992)	-	234,525	426,333
Others	1,106,104	1,371,347	(641,737)	(577,517)	464,367	793,830
Deferred tax assets (liabilities)	$7,069,014	6,632,668	(1,638,227)	(1,632,164)	5,430,787	5,000,504

(e)	Changes in deferred tax assets and liabilities were as follows:

	January 1, 2017	Recognized in profit or loss	Recognized in other comprehensive income	Effect of change in consolidated entities, exchange rate and others	December 31, 2017	Recognized in profit or loss	Recognized in other comprehensive income	Effect of change in consolidated entities, exchange rate and others	December 31, 2018
	(in thousands)
Investment tax credits	$840,112	(121,696)	-	(61,936)	656,480	(132,840)	-	18,475	542,115
Tax losses carryforwards	-	3,941,185	-	827	3,942,012	(1,181,429)	-	(420)	2,760,163
Unrealized loss and expenses	178,948	47,383	-	(3,592)	222,739	81,893	-	4	304,636
Inventories write-down	69,938	575,199	-	(250)	644,887	386,558	-	(3,765)	1,027,680
Foreign investment losses (gains) under the equity method	(1,091,023)	200,870	-	-	(890,153)	(158,938)	-	-	(1,049,091)
Remeasurement of defined benefit plans	-	-	155,930	-	155,930	-	38,908	-	194,838
Foreign operations – foreign currency translation differences	(81,847)	-	316,372	-	234,525	-	191,809	-	426,334
Others	(9,538)	447,963	-	25,942	464,367	354,182	-	(24,720)	793,829
Total	$(93,410)	5,090,904	472,302	(39,009)	5,430,787	(650,574)	230,717	(10,426)	5,000,504

(f)	Unrecognized deferred tax assets and unrecognized deferred tax liabilities

Deferred tax assets have not been recognized in respect of the following items.

	December 31,
	2017	2018
	(in thousands)
Unused tax losses carryforwards	$25,868,554	28,697,671
Unused investment tax credits	706,648	853,837
Difference in depreciation expense for tax and financial purposes	2,104,639	1,972,536
Inventories write-down	10,328	19,852
Others	655,974	646,390
	$29,346,143	32,190,286

The unused investment tax credits with no expiration for the year ended December 31, 2018 from AUST and ACMK were $837,960 thousand and $
15,877 thousand, respectively.

Tax loss carryforwards is utilized in accordance with the relevant jurisdictional tax laws and regulations. Net losses from foreign subsidiaries are approved by tax authorities in respective jurisdiction to offset future taxable profits. Under the ROC tax laws, approved tax losses of AUO and its domestic subsidiaries can be carried forward for 10 years to offset future taxable profits.

As of December 31, 2018, the expiration period for abovementioned unrecognized deferred tax assets of unused tax losses carryforwards were as follows:

Year of assessment	Unrecognized deferred tax assets	Expiration in year
	(in thousands)
2009	$8,662	2019
2010	602,694	2019
2011	1,143,264	2020 ~ 2021
2012	10,532,962	2021 ~ 2022
2013	1,748,462	2022 ~ 2023
2014	2,416,663	2019 ~ 2024
2015	4,291,923	2019 ~ 2025
2016	4,339,100	2020 ~ 2026
2017	2,356,880	2021 ~ 2027
2018 (estimated)	1,257,061	2023 ~ 2028
	$28,697,671

As of December 31, 2018, the aggregate taxable temporary differences associated with investments in subsidiaries not recognized as deferred tax liabilities amounted to $15,301 thousand.

(g)	Assessments by the tax authorities

As of December 31, 2018, the tax authorities have completed the examination of income tax returns of AUO through 2016.